Cover	Dec. 13, 2021	Jul. 29, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Dec. 13, 2021
Entity Registrant Name		HF Foods Group Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-38013
Entity Tax Identification Number		81-2717873
Title of 12(b) Security		Common Stock, $0.0001 par value
Trading Symbol		HFFG
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
Entity Central Index Key		0001680873
Amendment Flag		false
Entity Address, Address Line One		6325 South Rainbow Boulevard, Suite 420
Entity Address, City or Town		Las Vegas
Entity Address, State or Province		NV
Entity Address, Postal Zip Code		89118